SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES CARRIED AT FAIR VALUE MEASURED ON RECURRING BASIS (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Platform Operator, Crypto Asset [Line Items]
Derivative liabilities	$ 2,492,987	$ 2,458,435	$ 1,296,937
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative liabilities
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative liabilities
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative liabilities	$ 2,492,987	$ 2,458,435	$ 1,296,937